Annual Total Returns - BlackRock Global Long/Short Credit Fund (Institutional Shares, Investor A Shares and Investor C Shares) [BarChart] - Investor A, C and Institutional - BlackRock Global Long/Short Credit Fund - Investor A Shares
Nov. 27, 2020
Bar Chart Table:
Annual Return 2012	6.75%
Annual Return 2013	3.49%
Annual Return 2014	0.67%
Annual Return 2015	(1.22%)
Annual Return 2016	3.28%
Annual Return 2017	3.21%
Annual Return 2018	(1.99%)
Annual Return 2019	7.14%